Organization and Basis of Presentation - Additional Information (Details) - Concentrix - Separation of Customer Experience Services Business shares in Thousands	Dec. 01, 2020 shares
Segment Reporting Information [Line Items]
Date of separation	Dec. 01, 2020
Percentage of outstanding common stock distributed	100.00%
Record date of distribution	Nov. 17, 2020
Stockholders of parent received share of common stock for every share converted	1
Shares distributed	51,602